Current income tax receivables and payables	12 Months Ended
Dec. 31, 2018
Disclosure Of Current Tax Assets [Abstract]
Disclosure Of Current Tax Assets [text block]
9 Current income tax receivables and payables

	December 31, 2018		December 31, 2017
(€ million)	Receivables	Payables	Receivables	Payables
Income taxes	191	440	191	472
Other taxes and duties	561	1,432	729	1,472
	752	1,872	920	1,944

Income taxes are described in note
32
 — Income tax expense.
Receivables for other taxes and duties included VAT credits for €
383
million
(€
452
million at
December 31, 2017
) in relation to down payments by Italian subsidiaries made in December.
Payables for other taxes and duties consisted of excise and custom duties of  €
636
million (€
824
million at
December 31, 2017
).